RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
RELATED PARTY TRANSACTIONS
Fees expensed for Officers and Directors of the Company	$ 660,000	$ 660,000	$ 669,000
Fee Payable	$ 3,222,517	$ 2,467,695